BUSINESS COMBINATIONS - Assets acquired (Details) - CNY (¥) ¥ in Thousands						1 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Jun. 01, 2018	May 02, 2018	Oct. 09, 2017	Jun. 29, 2017	May 19, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill								¥ 1,570,755	¥ 1,570,755	¥ 1,751,970	¥ 1,341,087	¥ 1,751,970	¥ 1,751,970	¥ 1,570,755	¥ 1,341,087
Net income (loss)													(430,268)	(326,900)	(276,412)
Settled the consideration													359,372	252,780	¥ 103,600
Remaining consideration payable								159,489	159,489	192,367		192,367	192,367	¥ 159,489
Weiteng Construction/Guangzhou 1
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred					¥ 129,500
Effective settlement of pre-existing relationships upon consolidation					43,161
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash					(1,237)
Property and equipment					(281,437)
Identifiable intangible assets					(59,500)
Other assets					(25,363)
Accounts payable					131,114
Capital lease and other financing obligations, current					12,097
Capital lease and other financing obligations, non-current					68,584
Deferred tax liabilities					21,143
Other liabilities					8,361
Total identifiable net assets					(126,238)
Goodwill					46,423
Short-term loans lent to Weiteng Construction					42,000	¥ 2,000	¥ 40,000
Interest rate (as a percent)						10.00%	10.00%
Gain or loss recognized from the effective settlement					0
Amount due from Weiteng Construction, including interest receivable					43,161
Interest receivable					1,161
Net revenue											36,924
Net income (loss)											¥ (2,861)
Weiteng Construction/Guangzhou 1 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment					(102,785)
Weiteng Construction/Guangzhou 1 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment					(19,895)
Weiteng Construction/Guangzhou 1 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment					(132,462)
Weiteng Construction/Guangzhou 1 | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment					(26,295)
Target Group, Shenzhen 5
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred				¥ 294,491
Contingent consideration				312,000
Effective settlement of pre-existing relationships upon consolidation				6,025
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				(11,153)
Property and equipment				(821,405)
Identifiable intangible assets				(176,500)
Other assets				(59,520)
Accounts payable				219,207
Capital lease and other financing obligations, current				23,156
Capital lease and other financing obligations, non-current				363,380
Long-term borrowings				217,790
Deferred tax liabilities				45,931
Other liabilities				55,299
Total identifiable net assets				(143,815)
Goodwill				156,701
Net revenue									42,072
Net income (loss)									¥ (23,859)
Target Group, Shenzhen 5 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration										123,098		123,098	123,098
Target Group, Shenzhen 5 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment				(416,000)
Target Group, Shenzhen 5 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment				(174,292)
Target Group, Shenzhen 5 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment				(118,368)
Target Group, Shenzhen 5 | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment				(112,745)
Target Group Guangzhou 2
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred			¥ 233,984
Effective settlement of pre-existing relationships upon consolidation			(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			(10,144)
Accounts receivable			(25,177)
Property and equipment			(319,943)
Identifiable intangible assets			(98,500)
Other assets			(14,135)
Accounts payable			56,431
Capital lease and other financing obligations, current			5,958
Capital lease and other financing obligations, non-current			101,875
Short-term borrowings			50,750
Long-term borrowings			52,999
Deferred tax liabilities			35,097
Other liabilities			5,579
Total identifiable net assets			(159,210)
Goodwill			72,967
Net revenue								26,573
Net income (loss)								¥ 2,734
Target Group Guangzhou 2 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(106,000)
Target Group Guangzhou 2 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(57,932)
Target Group Guangzhou 2 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(155,149)
Target Group Guangzhou 2 | Furniture and office equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(862)
Target Group Guangzhou 3
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred		¥ 247,937
Purchase price		262,244								262,244		262,244	262,244
Contingent consideration		245,244								124,921		124,921	124,921
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(62)
Accounts receivable		(13,995)
Property and equipment		(780,312)
Identifiable intangible assets		(130,000)
Other assets		(43,039)
Accounts payable		471,532
Capital lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill		141,044
Net revenue												85,298
Net income (loss)												(11,727)
Target Group Guangzhou 3 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration										45,838		45,838	45,838
Target Group Guangzhou 3 | Other long-term liabilities
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration										79,083		79,083	79,083
Target Group Guangzhou 3 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(291,000)
Target Group Guangzhou 3 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(254,241)
Target Group Guangzhou 3 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(235,071)
Shanghai 11
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred	¥ 319,119
Purchase price	320,000
Contingent consideration	70,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	(404)
Property and equipment	(233,405)
Identifiable intangible assets	(57,000)
Other assets	(94,647)
Accounts payable	91,136
Deferred tax liabilities	9,995
Other liabilities	5,377
Total identifiable net assets	(278,948)
Goodwill	40,171
Net revenue										35,489
Net income (loss)										(2,924)
Shanghai 11 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration										13,931		13,931	13,931
Shanghai 11 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(70,241)
Shanghai 11 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(163,164)
Asset acquisitions in 2018
The identifiable assets acquired and liabilities assumed in the business combination
Purchase price										124,667		124,667	124,667
Recognized amounts of identifiable assets acquired and liabilities assumed
Settled the consideration													115,167
Asset acquisitions in 2018 | Other payables
Recognized amounts of identifiable assets acquired and liabilities assumed
Remaining consideration payable										¥ 9,500		¥ 9,500	¥ 9,500
Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets					¥ (59,500)
Customer relationships | Target Group, Shenzhen 5
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets				¥ (176,500)
Estimated useful life (in years)				14 years 4 months 24 days
Customer relationships | Target Group Guangzhou 2
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets			¥ (98,500)
Estimated useful life (in years)			11 years 9 months 18 days
Customer relationships | Target Group Guangzhou 3
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets		¥ (130,000)
Estimated useful life (in years)		7 years
Customer relationships | Shanghai 11
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets	¥ (23,000)
Estimated useful life (in years)	10 years
Favorable leases | Shanghai 11
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets	¥ (34,000)
Estimated useful life (in years)	13 years 7 months 6 days
Minimum | Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)					7 years
Maximum | Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)					8 years